Unsecured Debt (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 25, 2011
Summary of short-term bank borrowings under unsecured commercial bank credit facility
Maximum borrowing capacity under new revolving credit facility	$ 1,300,000
Unsecured Commercial Bank Credit Facility [Member]
Summary of short-term bank borrowings under unsecured commercial bank credit facility
Maximum borrowing capacity under new revolving credit facility	900,000	600,000	1,350,000
Borrowings outstanding at end of year	0	31,750
Weighted average daily borrowings during the year ended	227,498	161,260
Maximum daily borrowings during the year ended	$ 450,000	$ 337,600
Weighted average interest rate during the year ended	1.00%	0.80%
Interest rate at the end of the year	1.50%	0.90%